CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2013	$ 98,494,328	$ 200,000	$ 33,971,455	$ (96,608)	$ 7,646,562	$ 4,615,699	$ 41,518,259	$ 10,638,961
Balance, shares at Dec. 31, 2013		20,000,000		(98,041)
Net income	4,135,558	$ 0	0	$ 0	0	0	3,858,876	276,682
Transfer to statutory reserve	0	0	0	0	0	406,053	(406,053)	0
Foreign currency translation adjustment	779,135	0	0	0	779,135		0	0
Balance at Dec. 31, 2014	103,409,021	$ 200,000	33,971,455	$ (96,608)	8,425,697	5,021,752	44,971,082	10,915,643
Balance, shares at Dec. 31, 2014		20,000,000		(98,041)
Net income	6,613,406	$ 0	0	$ 0	0	0	5,896,804	716,602
Transfer to statutory reserve	0	0	0	0	0	609,621	(609,621)	0
Common shares repurchase	(58,735)	$ 0	0	$ (58,735)	0	0	0
Common shares repurchase, shares		0		(73,169)
Foreign currency translation adjustment	(5,829,470)	$ 0	0	$ 0	(5,829,470)		0	0
Balance at Dec. 31, 2015	$ 104,134,222	$ 200,000	33,971,455	$ (155,343)	2,596,227	5,631,373	50,258,265	11,632,245
Balance, shares at Dec. 31, 2015	19,828,790	20,000,000		(171,210)
Net income	$ 5,323,482	$ 0	0	$ 0	0	0	4,823,973	499,509
Transfer to statutory reserve	0	0	0	0	0	491,649	(491,649)
Common shares repurchase	$ (36,810)	$ 0	0	$ (36,810)	0	0	0
Common shares repurchase, shares	(37,680)	0		(37,680)
Foreign currency translation adjustment	$ (6,975,100)	$ 0	0	$ 0	(6,975,100)	0	0
Balance at Dec. 31, 2016	$ 102,445,794	$ 200,000	$ 33,971,455	$ (192,153)	$ (4,378,873)	$ 6,123,022	$ 54,590,589	$ 12,131,754
Balance, shares at Dec. 31, 2016	19,791,110	20,000,000		(208,890)